SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	9 Months Ended
Sep. 30, 2026
Draganfly innovations inc [member]
Entity Information [Line Items]
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Dragonfly innovations USA inc [member]
Entity Information [Line Items]
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics systems inc [member]
Entity Information [Line Items]
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%